Other Financial Items (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Others	$ (1,199)	$ (3,032)	$ (1,057)	$ (5,056)
Other financial items, net	50,802	(22,024)	18,851	(38,736)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (mark-to-market) gains/ (losses) for derivatives	9,152	(13,585)	(6,598)	(23,649)
Interest expense on undesignated interest rate swaps	(3,855)	(5,407)	(8,381)	(10,031)
Equity Derivative
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (mark-to-market) gains/ (losses) for derivatives	$ 46,704	$ 0	$ 34,887	$ 0